Employee Future Benefits - Summary of Life Expectancies Underlying Values of Obligations in Defined Benefit Pension and Retiree Welfare Plans (Detail)	Dec. 31, 2023 yr
U.S. [member] | Life expectancy (in years) for those currently age 65 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	22.2
U.S. [member] | Life expectancy (in years) for those currently age 65 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	23.7
U.S. [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	23.6
U.S. [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	25
Canada [member] | Life expectancy (in years) for those currently age 65 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	24.3
Canada [member] | Life expectancy (in years) for those currently age 65 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	26.2
Canada [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Male [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	25.3
Canada [member] | Life expectancy (in years) at age 65 for those currently age 45 [Member] | Female [Member]
Disclosure of defined benefit plans [Line Items]
Life expectancy (in years)	27.1